Derivative financial instruments - Carrying and notional amounts of hedges (Details) - Cash flow hedges $ in Millions	Dec. 31, 2023 USD ($) MMBTU	Dec. 31, 2022 USD ($) MMBTU
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	$ 0	$ 0
Hedging instrument, liabilities	(1)	0
Highly probable forecast capital expenditure | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	(1)	0
Nominal amounts of hedging instruments	318	5
Highly probable forecast sales | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	$ 0	$ 0
Nominal Amounts Of Hedging Instruments | MMBTU	(392,000,000)	(469,000,000)